Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/00

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    __Bowman Financial Management Co., Inc.___
Address: __1013 N. Calvert Street__________________
         __Baltimore, MD. 21202____________________
         __________________________________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: ___Bernard Smith__________________________
Title: __System Administrator___________________
Phone: __410-685-0234___________________________

Signature, Place, and Date of Signing:
_Bernard Smith________Baltimore, Maryland__________11/01/00
[Signature] 		  [City, State] 	     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number 		Name
28-____________ 			_____________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 86
Form 13F Information Table Value Total: $139,062,201.20
    (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 			Name
____ 		28-____________ 				________

Form 13F INFORMATION TABLE
Name              CLASS	 CUSIP	   Value AMT  Inv.Desc. Other Man. Author.
Infinity Broadcast  CS  45662s102 1,571,275.29   59,300  Y 	 N   Sole
CVS Corp. Delaware  CS  126650100   314,925.00    6,800  Y       N   Sole
Dollar General      CS  256669102 1,822,334.05  108,796  Y       N   Sole
Gillette Company    CS  375766102   670,975.50   21,732  Y       N   Sole
Lowes Companies Inc CS  548661107 1,492,093.75   33,250  Y       N   Sole
NCR		    CS  62886E108 1,096,600.31	 29,001  Y       N   Sole
Proctor & Gamble    CS  74271810  1,759,152.00   26,256  Y       N   Sole
Service Masters Ltd CS  81760N109   772,896.50   78,268  Y       N   Sole
Sylvan Learning Ctr CS  871399101   162,937.50   11,000  Y 	 N   Sole
Wal-Mart Stores Inc CS  93114210  3,676,461.25   76,394  Y       N   Sole
Walgreen            CS  931422109   853,593.75   22,500  Y       N   Sole
Walt Disney         CS  254687106   403,614.00   10,552  Y       N   Sole
American Tower Corp CS	029912201 1,074,093.75   28,500  Y	 N   Sole
ADP                 CS  053015103 1,881,862.50	 28,140  Y 	 N   Sole
Computer Science    CS	205363104 3,114,787.50	 41,950  Y       N   Sole
Electronic Data Sys CS	285661104   490,903.50	 11,829  Y	 N   Sole
Emerson Electric    CS	29101110  3,604,801.00	 53,803  Y	 N   Sole
General Electric    CS	369604103 6,140,257.50	106,440  Y	 N   Sole
Honeywell Intl.	    CS	438516106 1,982,424.37	 55,647  Y	 N   Sole
Manpower	    CS	56418h100   682,855.69	 21,381  Y       N   Sole
3M	            CS  604059105   773,560.12    8,489  Y       N   Sole
Molex Inc. Class A  CS	608554200   969,651.78   23,400  Y	 N   Sole
Robert Half	    CS	770323103   339,937.50	  9,800  Y       N   Sole
Interpublic Group   CS  460690100 1,062,750.00	 31,200  Y	 N   Sole
Tyco Intl. LTD	    CS  902124106 2,168,686.25   41,806  Y	 N   Sole
United Parcel Svc.  CS  911312106 1,009,112.50   17,900  Y       N   Sole
Xerox Corp.         CS  98412110    266,546.00   17,696  Y       N   Sole
Modis Services      CS  607830106   293,093.75   56,500  Y       N   Sole
Abbott Laboratories CS  00282410  3,401,622.44   71,519  Y       N   Sole
Amgen               CS  031162100 2,828,039.06   40,500  Y       N   Sole
Bristol Myers       CS  110122108 1,298,108.50   22,724  Y       N   Sole
Cardinal Health     CS  14149Y10  4,607,796.87   52,250  Y       N   Sole
Caremark Rx, Inc.   CS  141705103   258,052.50   22,938  Y       N   Sole
Johnson & Johnson   CS  47816010  2,568,063.37   27,338  Y       N   Sole
Lilly               CS  532457108   758,518.75    9,350  Y       N   Sole
Merck & Co.         CS  589331107   726,807.75    9,764  Y       N   Sole
Pfizer              CS  717081103 1,067,883.52   23,764  Y       N   Sole
Schering Plough     CS  806605101   601,245.00   12,930  Y       N   Sole
Trigon Healthcare   CS  89618L100   241,787.50    4,600  Y       N   Sole
Agilent Tech.       CS  00846U101 1,469,465.89   30,027  Y       N   Sole
Atmel Corp          CS  04951310    279,450.00   18,400  Y       N   Sole
Cisco Systems       CS  17275R102 1,592,747.00   28,828  Y       N   Sole
Compaq Computers    CS  20449310  1,230,812.66   44,627  Y       N   Sole
Hewlett Packard     CS  428236103 2,433,342.00   25,086  Y       N   Sole
IBM                 CS  459200101 1,541,994.39   13,707  Y       N   Sole
Intel Corp.         CS  45814010    968,406.25   23,300  Y       N   Sole
Microsoft Corp      CS  59491810  1,201,425.00   19,920  Y       N   Sole
Oracle Systems      CS  68389X105 5,891,917.50   74,818  Y       N   Sole
Solectron           CS  834182107   712,631.25   15,450  Y       N   Sole
Sysco  Corp         CS  87182910  1,971,986.25   42,580  Y       N   Sole
AT&T Wireless Group CS  001957406   609,550.00   29,200  Y       N   Sole
AT&T                CS  001957109 1,386,529.37   47,201  Y       N   Sole
Bellsouth Corp.     CS  079860102 1,045,212.00   25,968  Y       N   Sole
Comcast corp.       CS  200300200 2,662,984.37   65,050  Y       N   Sole
Lucent Technologies CS  549463107   833,164.31   27,261  Y       N   Sole
Motorola Inc        CS  620076109   913,237.75   33,327  Y       N   Sole
SBC Communications  CS  783876103 1,990,750.00   39,815  Y       N   Sole
Verizon             CS  077853109 1,505,970.31   31,091  Y       N   Sole
Vodafone Airtouch   CS  92857T107 2,860,470.00   77,310  Y	 N   Sole
Worldcom Inc.       CS  55268B106   523,968.75   17,250  Y       N   Sole
Constellation Ener. CS  210371100   207,971.42    4,180  Y       N   Sole
Dominion Resources  CS  257470104 1,465,811.04   25,245  Y	 N   Sole
Coastal Corp.       CS  190441105   685,656.25    9,250  Y       N   Sole
Exxon/Mobil Corp    CS  30229010  3,293,094.91   36,949  Y       N   Sole
Halliburton Co      CS  406216101 2,569,708.12   52,510  Y       N   Sole
Royal Dutch         CS  780257804   315,391.12    5,262  Y       N   Sole
Texaco              CS  881694103   694,575.00   13,230  Y       N   Sole
Wash. Gas Light     CS  938837101   215,000.00    8,000  Y       N   Sole
Aflac Inc.          CS  001055102 1,488,300.00   23,232  Y       N   Sole
American Intern.    CS  02687410  5,953,766.26   62,221  Y       N   Sole
Bank of America     CS  06605F102 1,626,451.09   31,054  Y       N   Sole
Citigroup           CS  17296701  2,842,342.89   52,575  Y       N   Sole
Fannie Mae          CS  31358610  2,510,150.50   35,107  Y       N   Sole
Federal Home Loan   CS  313400301 1,573,975.62   29,114  Y       N   Sole
First Data Corp     CS  319963104   621,289.06   15,905  Y       N   Sole
First Union Corp    CS  337358105   742,050.62   23,054  Y       N   Sole
Firstar Corp        CS  33763V109   224,533.12   10,035  Y       N   Sole
Hibernia Corp Class CS  428656102   580,650.00   47,400  Y       N   Sole
MBNA Corp           CS  55262L100   568,029.00   14,754  Y       N   Sole
Northern Trust      CS  665859104   513,342.00    5,776  Y       N   Sole
Provident Bank      CS  743859100 1,610,275.71   96,136  Y       N   Sole
Duke-Weeks Realty   CS  264411505 1,170,062.50   48,500  Y       N   Sole
Federal Realty Inv. CS  313747206   508,725.00   26,600  Y       N   Sole
Simon Property      CS  828806109 1,218,750.00   52,000  Y       N   Sole
Wash. Real Estate   CS  939653101   350,090.62   17,450  Y       N   Sole
Marsh & Mclennan    CS  571748102   682,467.75    5,141  Y       N   Sole


Total Value: $139,062,201.20